PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 27, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

Major classifications of property and equipment as of December 27, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	December 27, 2013			December 28, 2012
	Owned	Capital Leases	Total	Owned	Capital Leases	Total
Land	$696	$—	$696	$696	$—	$696
Building	5,859	—	5,859	5,859	—	5,859
Machinery and equipment	56,639	770	57,409	40,152	770	40,922
Office furniture and equipment	3,460	139	3,599	5,163	139	5,302
Vehicles	4,069	1,258	5,327	1,273	1,258	2,531
Leasehold improvements	13,378	—	13,378	12,365	—	12,365
Construction in progress	165	—	165	77	—	77
	84,266	2,167	86,433	65,585	2,167	67,752
Less: Accumulated depreciation and amortization	(25,840)	(1,928)	(27,768)	(4,577)	(1,428)	(6,005)
	$58,426	$239	$58,665	$61,008	$739	$61,747

Depreciation and amortization expense, including amounts for assets under capital leases, was as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Depreciation and amortization expense	$21,780	$6,117	$13,135	$17,246